Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Profit before taxation	$ 14,751	$ 11,137	$ 1,791
Adjustments for:
Depreciation and amortisation expense	6,288	6,184	6,210
Impairments of property, plant and equipment, financial assets and intangibles	333	193	186
Net finance costs	1,245	1,417	1,013
Profit/(loss) from equity accounted investments, related impairments and expenses	(147)	(272)	2,104
Other	597	194	467
Changes in assets and liabilities:
Trade and other receivables	(662)	267	1,387
Inventories	(182)	(687)	521
Trade and other payables	719	512	(1,272)
Provisions and other assets and liabilities	7	(333)	(316)
Cash generated from operations	22,949	18,612	12,091
Dividends received	709	636	301
Interest received	290	164	128
Interest paid	(1,177)	(1,148)	(829)
Settlement of cash management related instruments	(292)	(140)
Net income tax and royalty-related taxation refunded	17	337	435
Net income tax and royalty-related taxation paid	(4,935)	(2,585)	(2,286)
Net operating cash flows from Continuing operations	17,561	15,876	9,840
Net operating cash flows from Discontinued operations	900	928	785
Net operating cash flows	18,461	16,804	10,625
Investing activities
Purchases of property, plant and equipment	(4,979)	(3,697)	(5,707)
Exploration expenditure	(874)	(966)	(752)
Exploration expenditure expensed and included in operating cash flows	641	610	419
Net investment and funding of equity accounted investments	204	(234)	(217)
Proceeds from sale of assets	89	529	93
Proceeds from divestment of subsidiaries, operations and joint operations, net of their cash		187	166
Other investing	(141)	(153)	(20)
Net investing cash flows from Continuing operations	(5,060)	(3,724)	(6,018)
Net investing cash flows from Discontinued operations	(861)	(437)	(1,227)
Net investing cash flows	(5,921)	(4,161)	(7,245)
Financing activities
Proceeds from interest bearing liabilities	528	1,577	7,239
(Settlements)/proceeds from debt related instruments	(218)	36	156
Repayment of interest bearing liabilities	(4,188)	(7,114)	(2,781)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(171)	(108)	(106)
Dividends paid	(5,220)	(2,921)	(4,130)
Dividends paid to non-controlling interests	(1,582)	(575)	(62)
Net financing cash flows from Continuing operations	(10,851)	(9,105)	316
Net financing cash flows from Discontinued operations	(40)	(28)	(32)
Net financing cash flows	(10,891)	(9,133)	284
Net increase in cash and cash equivalents from Continuing operations	1,650	3,047	4,138
Net (decrease)/increase in cash and cash equivalents from Discontinued operations	(1)	463	(474)
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	14,108	10,276	6,613
Foreign currency exchange rate changes on cash and cash equivalents	56	322	(1)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 15,813	$ 14,108	$ 10,276